Financial Instruments - Summary of Fair Value Measurements Carried at Fair Value in the Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Money market accounts	$ 249	$ 389
Other receivables	245	235
Forward exchange contracts	346
Financial assets at fair value through earnings	840	624
Financial assets at fair value through other comprehensive income	61	68
Derivative financial asset held for hedging	42	99
Total assets	943	791
Liabilities
Forward exchange contracts	(37)	(19)
Contingent consideration	(23)	(1)
Financial liabilities at fair value through earnings	(60)	(20)
Total liabilities	(60)	(20)
Level 1 [member]
Assets
Financial assets at fair value through other comprehensive income	19	46
Total assets	19	46
Level 2 [member]
Assets
Money market accounts	249	389
Forward exchange contracts	346
Financial assets at fair value through earnings	595	389
Financial assets at fair value through other comprehensive income		22
Derivative financial asset held for hedging	42	99
Total assets	637	510
Liabilities
Forward exchange contracts	(37)	(19)
Financial liabilities at fair value through earnings	(37)	(19)
Total liabilities	(37)	(19)
Level 3 [member]
Assets
Other receivables	245	235
Financial assets at fair value through earnings	245	235
Financial assets at fair value through other comprehensive income	42
Total assets	287	235
Liabilities
Contingent consideration	(23)	(1)
Financial liabilities at fair value through earnings	(23)	(1)
Total liabilities	$ (23)	$ (1)